Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the expected income tax (benefit) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year ended December 31,
	2023	2022

Income tax computed at federal statutory tax rate	21.00%	21.00%
State taxes	5.21%	(5.85)%
Permanent differences – non-deductible expenses	(0.48)%	(37.93)%
Change in fair value of contingent consideration	(0.10)%	133.62%
Change in fair value of warrant liabilities	3.27%	576.27%
Gain on legal settlement	2.61%	-
True-ups	(0.08)%	(7.42)%
Federal R&D Credits	0.04%	-
Change in valuation allowance	(31.61)%	(685.54)%
Effective income tax rate	(0.14)%	(5.85)%

Schedule of Deferred Tax Assets and Liabilities

The principal components of the Company’s deferred tax assets and liabilities consist of the following at December 31, 2023 and 2022:

(in thousands)	December 31, 2023	December 31, 2022
Deferred tax assets (liabilities):
Net operating loss carryforwards	$36,964	$30,450
Credit Carryforward	8	-
Intangible assets	4,270	4,824
Acquisition contract liabilities	-	(96)
Property and equipment	129	123
Accrued expenses and reserves	393	890
Stock based compensation	711	449
Lease liability	391	361
Other	40	-
ROU asset	(422)	(369)
Investment revaluation	43	(469)
Total deferred tax assets	42,527	36,163
Less valuation allowance	(42,527)	(36,163)
Net deferred taxes	$-	$-